Leases - Summary of Components of Lease Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease costs	¥ 108,943	$ 14,925	¥ 117,641	¥ 155,408
Finance lease costs
Amortization of finance lease assets	15,048	2,062	22,912	22,912
Interest on lease liabilities	419	57	1,761	3,463
Total finance lease costs	¥ 15,467	$ 2,119	¥ 24,673	¥ 26,375